Annual Fund Operating Expenses	Aug. 31, 2024
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.90%
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.15%
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.04%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.93%
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.04%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.18%
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.07%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.06%
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.07%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.31%
BNY Mellon International Fund | BNY Mellon International Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon International Fund | BNY Mellon International Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.09%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	0.88%
BNY Mellon International Fund | BNY Mellon International Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.09%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	1.13%
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.23%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	1.27%
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.23%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	1.52%
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.03%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.57%
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.03%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.82%
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.05%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.59%
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.05%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.84%
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.60%
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.85%
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.16%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	0.50%
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.16%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	0.75%
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.04%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.53%
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.04%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.78%
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	0.44%
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	0.69%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.18%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.23%)	[5]
Net Expenses (as a percentage of Assets)	0.59%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.18%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.23%)	[5]
Net Expenses (as a percentage of Assets)	0.84%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.60%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	0.85%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.17%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.22%)	[6]
Net Expenses (as a percentage of Assets)	0.59%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.17%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.22%)	[6]
Net Expenses (as a percentage of Assets)	0.84%
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.07%	[7]
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.71%
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.07%	[7]
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.96%
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%	[8]
Shareholder services fees	0.00%
Administration fees	0.07%
Miscellaneous other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.42%	[9]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.04%)	[10]
Net Expenses (as a percentage of Assets)	0.87%
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%	[8]
Shareholder services fees	0.25%
Administration fees	0.07%
Miscellaneous other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.42%	[9]
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.04%)	[10]
Net Expenses (as a percentage of Assets)	1.12%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.23%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.12%)	[11]
Net Expenses (as a percentage of Assets)	1.15%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Administration fees	0.14%
Miscellaneous other expenses	0.23%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	(0.12%)	[11]
Net Expenses (as a percentage of Assets)	1.90%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.18%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.07%)	[11]
Net Expenses (as a percentage of Assets)	0.90%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Administration fees	0.14%
Miscellaneous other expenses	0.14%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.03%)	[11]
Net Expenses (as a percentage of Assets)	0.90%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund's average daily net assets until December 31, 2025. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund's average daily net assets until December 31, 2025. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
[3]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31. 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .50%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[4]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .44%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[5]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .59%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[6]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .59%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[7]	Includes interest expense in the amount of 0.03% in connection with inverse floater securities.
[8]	The fund has agreed to pay an investment advisory fee at the rate of .65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of .40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of .15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.
[9]	"Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies (underlying funds). These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[10]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expenses of the underlying funds, but excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[11]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of Class A, C, I or Y share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.90%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.